Goodwill (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Goodwill [Abstract]
Acquisition cost of Moneytech POS Pty Ltd.	$ 101,265	$ 98,180
Fixed assets received	(56,414)	(54,695)
Liability assumed	26,376	25,572
Acquisition cost assigned to goodwill	$ 71,227	$ 69,057